Note 24 - Non-current allowances and provisions	12 Months Ended
Dec. 31, 2023
Note 24 - Non-current allowances and provisions
Note 24 - Non-current allowances and provisions

24      Non-current allowances and provisions

Liabilities

	Year ended December 31,
	2023	2022
Values at the beginning of the year	98,126	83,556
Translation differences	4,260	357
Increase due to business combinations (*)	1,500	-
Additional allowance	1,901	11,102
Reclassifications	(164)	2,229
Used and other movements	(4,170)	882
Values at the end of the year	101,453	98,126

(*) Related to Mattr’s pipe coating business unit acquisition. For more information see note 34.